STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8– STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 5,000,000 shares of $0.001 par value Preferred Stock, of which 250,000 were designated as Series A Convertible Preferred Shares. As of April 30, 2024 and October 31, 2023, 0 and 0 shares of Series A Convertible Preferred Stock were issued and outstanding.

Activity for the six months ended April 30, 2024 and April 30, 2023

There were no sales or grants of preferred shares during the six months ended April 30, 2024, or April 30, 2023.

Common Stock

As of April 30, 2024, the Company had authorized 19,230,770 shares of $0.001 par value common stock. As of April 30, 2024 and October 31, 2023, 4,460,535 and 4,430,535 shares were issued and outstanding, respectively.

Activity for the six months ended April 30, 2024 and April 30, 2023

On November 16, 2023, the Company granted 30,000 shares of common stock pursuant to the execution of a consulting agreement. The shares were granted at $15.00 per share. The shares vested immediately and are not subject to any revision based on the terms of the consulting agreement. The Company has recorded the value of the shares granted, $450,000, as consulting expense.

There were no grants of common stock during the six months ended April 30, 2023.

Stock-Based Compensation

There were no grants of stock purchase options during the six months ended April 30, 2024, or April 30, 2023.

The table below presents option activity for the six months ended April 30, 2024:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value

Balance at October 31, 2023	1,112,923	10.84	6.64	16,889,060
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at April 30, 2024	1,112,923	$10.84	6.14	$6,895,368

Stock based compensation expense related to options for the three and six months ended April 30, 2024 and 2023, amounted to $388,367 and $772,851, and $393,510 and $516,072 respectively. As of April 30, 2024 and October 31, 2023, 862,410 and 831,333 options were exercisable, respectively. Unrecognized compensation expense related to outstanding options amounted to $2,726,814 and $3,506,561 as of April 30, 2024 and October 31, 2023, respectively.

Warrants

During the six months ended April 30, 2024 and 2023, the Company did not issue any warrants.

A summary of the Company’s common stock underlying the outstanding warrants as of April 30, 2024, is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life

Outstanding at October 31, 2023	444,454	20.56	1.65
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(33,077)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding at April 30, 2024	411,377	$21.27	1.26

NOTE 8– STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized 5,000,000 shares of $0.001 par value Preferred Stock, of which 250,000 were designated as Series A Convertible Preferred Shares. As of October 31, 2023 and 2022, 0 and 0 shares of Series A Convertible Preferred Stock were issued and outstanding.

Activity for the year ended October 31, 2023

There were no sales or grants of preferred shares during the year ended October 31, 2023.

Activity for the year ended October 31, 2022

There were no sales of Series A Convertible Preferred Shares during the year ended October 31, 2022.

On March 31, 2022, the holders of all 136,059 shares of Series A Convertible Preferred Stock outstanding converted those shares into 569,463 shares of Common Stock of the Company at $6.50 per share. As of October 31, 2022, there were no Series A Convertible Preferred Shares outstanding.

In connection with the sale of the Series A Convertible Preferred Shares, the Company determined that there was an embedded conversion feature associated with the preferred shares. The total intrinsic value of the beneficial conversion feature was determined to be $930,577. For the years ended October 31, 2023 and 2022, $0 and $793,175, respectively, were recorded as deemed dividends.

Dividend

The holders of the Series A Convertible Preferred Shares were entitled to receive dividends at an annual rate of 8% based on the stated value per share, payable when declared by the issuance of Company common stock at $6.50 per share. Dividends were cumulative from the date of the final closing of the private placement, whether or not, in any dividend period or periods, the Company had assets legally available for the payment of such dividends. Accumulations of dividends on shares of Series A Convertible Preferred Shares do not bear interest. Dividends are payable upon declaration by the Board of Directors. All accrued but unpaid dividends were paid when the Preferred Stock was converted in March 2022.

Cumulative dividends earned as of October 31, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-
Issued	-	-
Converted	-	-
Balance at October 31, 2023	-	$-

Common Stock

On June 23, 2023, the Board of Directors of the Company approved the Reverse Stock Split of the Company’s (a) authorized shares of Common Stock; and (b) issued and outstanding shares of Common Stock, which became effective on July 6, 2023.

As of October 31, 2023, the Company had authorized 19,230,770 shares of $0.001 par value common stock. As of October 31, 2023 and 2022, 4,430,535, and 4,430,535 shares were issued and outstanding, respectively.

There were no grants of common shares during the year ended October 31, 2023.

Activity for the year ended October 31, 2022

On February 22, 2022, the Company issued 142,788 Common Shares at $26.00, in connection with the conversion of the Senior Secured Convertible Note Payable in the amount of $3,000,000 along with accrued interest of $17,158. The Company recorded a loss of $695,342 in connection with the conversion of the note.

On March 31, 2022, the Company issued 569,463 Common Shares at $6.50 in connection with the conversion of 136,059 shares of Series A Convertible Preferred Stock.

On April 15, 2022, the Company issued 11,945 Common Shares in connection with the conversion of $300,000 in principal together with $10,562 in accrued interest of a 2021 Series Note held by the then Chief Executive Officer of the Company Dr. Jack Zamora. The Common Shares were issued at $26.00 per share.

On April 15, 2022, the Company issued 796 Common Shares in connection with the conversion of $20,000 in principal together with $704 in accrued interest of a 2021 Series Note. The Common Shares were issued at $26.00 per share.

Stock-Based Compensation

There were no grants of stock purchase options during the year ended October 31, 2023.

Activity for the year ended October 31, 2022

On March 1, 2022, the Company issued 13,460 stock purchase options to an employee and a consultant to the Company. The options are exercisable at $26.00 per share. Options granted on March 1, 2022, vest as follows 2,306 of the total issued vested at the date of grant, 3,718 of the total issued vest on each anniversary date until fully vested. The options are exercisable for a period of ten years.

On July 6, 2022, the Company issued 192,307 stock purchase options to the newly appointed Chief Executive Officer of the Company. The options are exercisable at $26.00 per share and vest as follows: 38,461 vested at the date of grant and 38,461 vest on each anniversary date so long as the executive remains affiliated with the Company. The options are exercisable for a period of ten years.

Grants during the year ended October 31, 2022, were all considered to be non-qualified.

The fair value of the options granted during the periods presented, was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2023	October 31, 2022
Risk-free interest rate	-	1.67%-2.99%
Dividend yield	-	0.00
Volatility factor	-	195%-198%
Weighted average expected life	-	10

The table below presents option activity for the years ended October 31, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	1,085,769	$8.18	7.56	$1,395,000
Options exercised	-	-	-	-
Options granted	205,767	26.00	9.91	-
Options expired	-	-	-	-
Options forfeited	(167,460)	(13.00)	(8.9)	(2,247,140)
Balance at October 31, 2022	1,124,076	10.79	7.64	19,873,680
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	(11,153)	(6.05)	(7.78)	-
Balance at October 31, 2023	1,112,923	$10.84	6.64	$16,889,060

Stock based compensation expense related to options for the years ended October 31, 2023 and 2022 amounted to $1,292,270 and $2,197,597, respectively. As of October 31, 2023 and 2022, 831,333 and 734,666 options were exercisable, respectively. Unrecognized compensation expense related to outstanding options amounted to $3,506,561 and $5,072,280 as of October 31, 2023 and 2022, respectively.

Warrants

During the years ended October 31, 2023 and 2022 the Company did not issue any warrants.

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2023 and 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding – October 31, 2021	523,300	$19.50	3.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	-	-	-
Warrants B – Expired during the period	-	-	-
Outstanding at October 31, 2022	523,300	19.50	2.32
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(78,846)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding – October 31, 2023	444,454	$20.56	1.65